CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net loss	$ (2,693,646)	$ (1,610,880)	$ (2,077,889)	$ (1,318,507)
Adjustments to reconcile net loss to net cash flows from operating activities
Depreciation	237		53
Impairment loss				10,000
Stock based compensation expense	748,350	287,238	282,262	59,122
Accretion of debt discount	675,077	30,753	165,481
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses	19,735	(1,737)	(21,242)	(2,845)
Increase (decrease) in accounts payable	101,911	(43,407)	(71,563)	65,381
Increase (decrease) in accounts payable - related parties	(13,290)	9,497	3,195	22,840
Increase (decrease) in interest payable - related parties	55,965	2,819	15,220
Increase (decrease) in contract payable	(50,000)	(84,125)	(84,125)	(131,500)
Net cash flows from operating activities	(1,155,661)	(1,409,842)	(1,788,608)	(1,295,509)
Cash flows from investing activity
Purchase of equipment			(951)
Net cash flows from investing activity			(951)
Cash flows from financing activities
Proceeds from exercise of warrants and issuance of common stock	1,467,234	1,000,000	1,110,001	1,010,000
Proceeds from the issuance of convertible promissory notes	445,000	700,000	700,000
Payments of convertible promissory notes	(25,000)
Net cash flows from financing activities	1,887,234	1,700,000	1,810,001	1,010,000
Increase in cash and cash equivalents	731,573	290,158	20,442	(285,509)
Cash and cash equivalents at beginning of period	418,031	397,589	397,589	683,098
Cash and cash equivalents at end of period	1,149,604	687,747	418,031	397,589
Supplemental disclosure of cash flow information:
Interest paid in cash	676
Income taxes paid in cash
Supplemental disclosure of non-cash transactions:
Discount on convertible promissory note due to detachable warrants and beneficial conversion feature	$ 443,286	$ 700,000
Debt discount recorded for value of warrants issued			340,735
Debt discount recorded for beneficial conversion feature			$ 359,265